As filed with the Securities and Exchange Commission on July 17, 1997
             1933 Act File No. 2-14213; 1940 Act File No. 811-0816
--------------------------------------------------------------------------------

                             SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._77_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      _X__

         Amendment No._77_

                       (check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575

                             James E. Stowers III
        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: October 1, 1997

It is proposed that this filing will become effective (check appropriate box)

_____  immediately  upon  filing  pursuant to  paragraph  (b) of Rule 485
_____  on (date)  pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to  paragraph  (a) of Rule 485
__X__  on September 30, 1997  pursuant  to  paragraph (a)(1) of Rule 485
_____  75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
_____  on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of Securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ending October 31, 1996, was filed on December 24, 1996.

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distribution
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
         and Policies               the Funds; Fundamental Policies
                                    of the Funds; Additional
                                    Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income; Securities Ratings
                                    Short Sales; Portfolio Turnover;
                                    Interest Rate Futures Contracts
                                    and Related Options;
                                    Municipal Leases
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS
                               SEPTEMBER 30, 1997

                                   High Yield


                                 INVESTOR CLASS


                       AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests primarily in high-yield fixed income or debt instruments is described in this Prospectus. The other funds are described in separate prospectuses.

     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions. This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 30, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P. O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY - BENHAM HIGH YIELD FUND

     High Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income. The Fund invests primarily in lower-rated bonds, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the Fund.

     There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                                                                          Page 2

Transaction And Operating Expense Table.......................5

INFORMATION REGARDING THE FUND

Investment Policies Of The Fund...............................6

Investment Strategy...........................................6
    Generally.................................................6
    High Yield And Corporate Bonds............................6
    Zero-Coupon, Step-Coupon And Pay-In-Kind Securities.......7
    Convertible Securities....................................7
    Foreign Securities........................................8
    Loan Interests............................................8
    Money Market Instruments..................................8
    United States Government Securities.......................9
Fundamentals Of Fixed Income Investing........................9
Other Investment Practices, Their Characteristics And Risks..10
    Portfolio Turnover.......................................10
    Derivative Securities....................................10
    Covered Call Options.....................................11
    Portfolio Lending........................................12
    Repurchase Agreements....................................12
    When-Issued Securities...................................13
    Rule 144a Securities.....................................13
    Interest Rate Futures Contracts And Options Thereon......14
Performance Advertising......................................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments.................................16

Investing In American Century................................16
How To Open An Account.......................................16
    By Mail..................................................16
    By Wire..................................................16
    By Exchange..............................................17
    In Person................................................17
    Subsequent Investments...................................17
    By Mail..................................................18
    By Telephone.............................................18
    By Online Access.........................................18
    By Wire..................................................18
    In Person................................................18
    Automatic Investment Plan................................18
How To Exchange From One Account To Another..................18
    By Mail..................................................19
    By Telephone.............................................19
    By Online Access.........................................19
How To Redeem Shares.........................................19
    By Mail..................................................19
    By Telephone.............................................19
    By Check-A-Month.........................................19
    Other Automatic Redemptions..............................19
    Redemption Proceeds......................................20
    By Check.................................................20
    By Wire And Ach..........................................20
    Redemption Of Shares In Low-Balance Accounts.............20
Signature Guarantee..........................................20
Special Shareholder Services.................................21
    Automated Information Line...............................21
    Online Account Access....................................21
    Tax-Qualified Retirement Plans...........................22
Important Policies Regarding Your Investments................22
Reports To Shareholders......................................23
Employer-Sponsored Retirement Plans
    And Institutional Accounts...............................24

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..................................................25

    When Share Price Is Determined...........................25
    How Share Price Is Determined............................25
    Where To Find Information About Share Price..............26
Distributions................................................26
Taxes........................................................27
    Tax-Deferred Accounts....................................27
    Taxable Accounts.........................................27
Management...................................................28
    Investment Management....................................28
    Code Of Ethics...........................................29
    Transfer And Administrative Services.....................29
Distribution Of Fund Shares..................................30
Further Information About American Century...................30

                                                                          Page 3

                     Transaction And Operating Expense Table

                                                                     High Yield
                                                                           Bond
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases....................................none
Maximum Sales Load Imposed on Reinvested Dividends.........................none
Deferred Sales Load........................................................none
Redemption Fee(1)..........................................................none
Exchange Fee...............................................................none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)
Management Fees...........................................................0.90%
12b-1 Fees.................................................................none
Other Expenses(2).........................................................0.00%
Total Fund Operating Expenses.............................................0.90%

EXAMPLE
                                                            --------------------
You would pay the following expenses on a $1,000            1 year           $9
investment, assuming a 5% annual return and redemption      3 year          $29
at the end of each time period:                             5 years         $50
                                                            10 years       $111
                                                            --------------------
(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.
(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the American Century fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.

     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers two other classes of shares to investors, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in total fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 30.

                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval. For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

INVESTMENT STRATEGY

GENERALLY
     The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income. The fund invests primarily in lower-rated bonds, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund. The fund requires a minimum investment of $2,500 ($1,000 for IRAs).

     Under normal market conditions, the fund will maintain at least 80% of the value of its total assets in high-yielding corporate bonds, other debt instruments (including income-producing convertible and preferred securities) denominated in U.S. dollars or foreign currencies. Up to 40% of the Fund's total assets may be invested in fixed income obligations of foreign issuers, and up to 20% of its total assets may be invested in common stock or other equity-related securities, excluding convertible and preferred securities. The fund is not restricted in the amount of income-producing convertible and preferred securities it is allowed to own. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

HIGH YIELD AND CORPORATE BONDS

     The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or in unrated securities that the Manager deems of comparable quality. The Fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

     Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

     The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Manager may elect to treat such securities as unrated debt.

     The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

     The fund may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements. For further information about taxes, see "TAXES" on page 27.

CONVERTIBLE SECURITIES

     Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

FOREIGN SECURITIES

     The fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

     Because most foreign securities are denominated in non-United States currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of the fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the United States dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

     The fund may purchase and sell foreign currency on a spot basis and hay engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. (See "Derivative Securities", on page 10.)

     The fund may invest up to 40% of its total assets in the securities of foreign issuers.

LOAN INTERESTS

     The fund may invest a portion of its assets in loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the fund may have a maturity of any number of days or years, and may be acquired from United States and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any NRSROs and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

MONEY MARKET INSTRUMENTS

     As noted, the fund may invest in the following short-term money market instruments:

(1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

(2)  Commercial Paper;

(3)  Certificates of Deposit and Euro Dollar Certificates of Deposit;

(4)  Bankers' Acceptances;

(5)  Short-term notes, bonds, debentures, or other debt instruments; and

(6)  Repurchase agreements.

     The fund may invest up to 20% of its assets, and for temporary defensive purposes as determined by the manager, up to 100% of its assets in short-term money market instruments.

UNITED STATES GOVERNMENT SECURITIES

     The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

FUNDAMENTALS OF FIXED INCOME INVESTING

     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment.

     Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds, such as those in which the fund invests, tend to sell at higher yield levels than top-rated bonds of similar maturity.

Authorized Credit Quality Range
          A-1          A-2    A-3

          P-1          P-2    P-3
        MIG-1        MIG-2  MIG-3
         SP-1         SP-2   SP-2
   AAA     AA     A    BBB     BB     B    CCC     CC     C      D
-------------------------------------------------------------------
******* ****** ***** ###### ###### ##### ###### ****** ***** ******
-------------------------------------------------------------------
*    Denotes authorized quality
#    Denotes expected quality range of at least 80% of total assets of the fund

     In addition, as economic, political and business developments unfold, these lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of the fund take into account these relationships. The intermediate- to long-term maturity and the lower asset quality of the fund have implications for the degree of price volatility and the yield level to be expected from an investment in the fund. Investors should be aware that the fund has higher price volatility potential and higher yield potential than funds that invest in higher-quality debt securities.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

     the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

     the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment; and

     the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

COVERED CALL OPTIONS

     The fund may write call options on securities. The fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the fund has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

     Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's acquisition cost of the security, less the premium received for writing the option.

     The fund will write only covered options. Accordingly, whenever the fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.

     The fund may engage in a closing purchase transaction to realize a profit or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the fund would purchase, prior to the holder's exercise of an option the fund has written, an option of the same series as that on which the fund desires to terminate its obligation. The obligation of the fund under an option it has written would be terminated by a closing purchase transaction, but the fund would not be deemed to own an option as the result of the transaction. There can be no assurance the fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities.

     Loans may not exceed 33 1/3% of the fund's total assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains).

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     The fund may invest in repurchase agreements with respect to any security in which the fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by the fund.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of the fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

     The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON

     The fund may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

     For options sold, the fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     The fund will deposit in a segregated account with its custodian bank appropriate debt obligations or equity securities in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     The fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that it may wish to include in its portfolio. The fund will enter into future and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options do not exceed 5% of its assets.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30- day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 2 1/2 -year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 24.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRAs).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

(*)    Receiving bank and routing number:
       Commerce Bank, N.A. (101000019)

(*)    Beneficiary (BNF):
       American Century Services Corporation
       4500 Main St., Kansas City, Missouri 64111

(*)    Beneficiary account number (BNF ACCT):
       2804918

(*)    Reference for Beneficiary (RFB):
       American Century account number into which you are investing.
       If more than one, leave blank and see Bank to Bank Information below.

(*)    Originator to Beneficiary (OBI):
       Name and address of owner of account into which you are investing.

(*)    Bank to Bank Information
       (BBI or Free Form Text):

     ,    Taxpayer identification or Social Security number

     , If more than one account, account numbers and amount to be invested in each account.

     , Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222


SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 18 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on page 17.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 25.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange

Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You may make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 21) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to receive the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a completed redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 20.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity of bringing the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     *    redeeming more than $25,000; or

     * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have autho rized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your applications, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in per-son. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

*    Individual Retirement Accounts (IRAs);

* 403(b) plans for employees of public school systems and non-profit organizations; or

*    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semi-annual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of the fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call. Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption request to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows: The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of the Investor Class of the fund offered by this Prospectus is published in leading newspapers daily. Net asset values may also be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

     At the close of each day, including  Saturdays,  Sundays and holidays,  net income of the fund is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 25. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and

Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the teams may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is also a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced and the Strategic Allocation Funds.

     Theresa Fennell, Portfolio Manager, joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the fund, the manager receives an annual fee at the rate of 0.90% of the average net assets of High Yield.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the funds' investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 18 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345- 3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                   PROSPECTUS
                               SEPTEMBER 30, 1997

                                   High Yield


                                  ADVISOR CLASS


                       AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests primarily in high-yield fixed income or debt instruments is described in this Prospectus. The other funds are described in separate prospectuses.

     Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services fee and distribution fee as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 30, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P. O. Box 419385
                Kansas City, Missouri 64141-6385 o 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                        Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE



SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY - BENHAM HIGH YIELD FUND

     High Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income. The Fund invests primarily in lower-rated bonds, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the Fund.

     There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                                TABLE OF CONTENTS

Transaction And Operating Expense Table.......................5

INFORMATION REGARDING THE FUND

Investment Policies Of The Fund...............................7

Investment Strategy...........................................7
    Generally.................................................7
    High Yield And Corporate Bonds............................7
    Zero-Coupon, Step-Coupon And Pay-In-Kind Securities.......8
    Convertible Securities....................................8
    Foreign Securities........................................9
    Loan Interests............................................9
    Money Market Instruments..................................9
    United States Government Securities......................10
Fundamentals Of Fixed Income Investing.......................10
Other Investment Practices, Their Characteristics And Risks..11
    Portfolio Turnover.......................................11
    Derivative Securities....................................11
    Covered Call Options.....................................12
    Portfolio Lending........................................13
    Repurchase Agreements....................................13
    When-Issued Securities...................................14
    Rule 144a Securities.....................................14
    Interest Rate Futures Contracts And Options Thereon......15
Performance Advertising......................................16

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How To Purchase And Sell American Century Funds..............17

How To Exchange From One American Century Fund To Another....17
How To Redeem Shares.........................................17
Telephone Services...........................................18
    Investors Line...........................................18

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..................................................19

    When Share Price Is Determined...........................19
    How Share Price Is Determined............................19
    Where To Find Information About Share Price..............20
Distributions................................................20
Taxes........................................................21
    Tax-Deferred Accounts....................................21
    Taxable Accounts.........................................21
Management...................................................22
    Investment Management....................................22
    Code Of Ethics...........................................23
    Transfer And Administrative Services.....................23
Distribution Of Fund Shares..................................24
    Service And Distribution Fees............................24
Further Information About American Century...................25

                     TRANSACTION AND OPERATING EXPENSE TABLE
                                                                     High Yield
                                                                           Bond
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases....................................none
Maximum Sales Load Imposed on Reinvested Dividends.........................none
Deferred Sales Load........................................................none
Redemption Fee.............................................................none
Exchange Fee...............................................................none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)
Management Fees...........................................................0.65%
12b-1 Fees(1)..............................................................none
Other Expenses(2).........................................................0.50%
Total Fund Operating Expenses.............................................1.15%

EXAMPLE
                                                            -------------------
You would pay the following expenses on a $1,000            1 year         $12
investment, assuming a 5% annual return and redemption      3 year         $37
at the end of each time period:                             5 years        $63
                                                            10 years      $140
                                                            -------------------

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services.
     See "Service and Distribution Fees," page 24.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the American Century fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Advisor Class shares. The fund offers one other classes of shares which is primarily made available to retail investors. The other class has a different fee structure than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 25.

                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 3 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval. For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

INVESTMENT STRATEGY

GENERALLY

     The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income. The fund invests primarily in lower-rated bonds, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund. The fund requires a minimum investment of $2,500 ($1,000 for IRAs).

     Under normal market conditions, the fund will maintain at least 80% of the value of its total assets in high-yielding corporate bonds, other debt instruments (including income-producing convertible and preferred securities) denominated in U.S. dollars or foreign currencies. Up to 40% of the Fund's total assets may be invested in fixed income obligations of foreign issuers, and up to 20% of its total assets may be invested in common stock or other equity-related securities, excluding convertible and preferred securities. The fund is not restricted in the amount of income-producing convertible and preferred securities it is allowed to own. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

HIGH YIELD AND CORPORATE BONDS

     The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or in unrated securities that the Manager deems of comparable quality. The Fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

     Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

     The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Manager may elect to treat such securities as unrated debt.

     The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

     The fund may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements. For further information about taxes, see "TAXES" on page 21.

CONVERTIBLE SECURITIES

     Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

FOREIGN SECURITIES

     The fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

     Because most foreign securities are denominated in non-United States currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of the fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the United States dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

     The fund may purchase and sell foreign currency on a spot basis and hay engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. (See "Derivative Securities", on page
11)

     The fund may invest up to 40% of its total assets in the securities of foreign issuers.

LOAN INTERESTS

     The fund may invest a portion of its assets in loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the fund may have a maturity of any number of days or years, and may be acquired from United States and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any NRSROs and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

MONEY MARKET INSTRUMENTS

     As noted, the fund may invest in the following short-term money market instruments:

     (1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

     (2)  Commercial Paper;

     (3)  Certificates of Deposit and Euro Dollar Certificates of Deposit;

     (4)  Bankers' Acceptances;

     (5)  Short-term notes, bonds, debentures, or other debt instruments; and

     (6)  Repurchase agreements.

     The fund may invest up to 20% of its assets, and for temporary defensive purposes as determined by the manager, up to 100% of its assets in short-term money market instruments

UNITED STATES GOVERNMENT SECURITIES

     The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

FUNDAMENTALS OF FIXED INCOME INVESTING

     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment.

     Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds, such as those in which the fund invests, tend to sell at higher yield levels than top-rated bonds of similar maturity.

Authorized Credit Quality Range
             A-1                A-2       A-3

             P-1                P-2       P-3
           MIG-1              MIG-2     MIG-3
            SP-1               SP-2      SP-2
   AAA        AA        A       BBB        BB      B     CCC    CC    C     D
--------------------------------------------------------------------------------
*****     *****     *****    #####      #####    #####  ##### ***** ***** *****
--------------------------------------------------------------------------------

     *    Denotes authorized quality

     # Denotes expected quality range of at least 80% of total assets of the fund

     In addition, as economic, political and business developments unfold, these lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of the fund take into account these relationships. The intermediate- to long-term maturity and the lower asset quality of the fund have implications for the degree of price volatility and the yield level to be expected from an investment in the fund. Investors should be aware that the fund has higher price volatility potential and higher yield potential than funds that invest in higher-quality debt securities.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment; and

*    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

COVERED CALL OPTIONS

     The fund may write call options on securities. The fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the fund has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

     Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's acquisition cost of the security, less the premium received for writing the option.

     The fund will write only covered options. Accordingly, whenever the fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.

     The fund may engage in a closing purchase transaction to realize a profit or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the fund would purchase, prior to the holder's exercise of an option the fund has written, an option of the same series as that on which the fund desires to terminate its obligation. The obligation of the fund under an option it has written would be terminated by a closing purchase transaction, but the fund would not be deemed to own an option as the result of the transaction. There can be no assurance the fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities.

     Loans may not exceed 33 1/3% of the fund's total assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains).

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     The fund may invest in repurchase agreements with respect to any security in which the fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by the fund.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of the fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

     The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON

     The fund may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

     For options sold, the fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     The fund will deposit in a segregated account with its custodian bank appropriate debt obligations or equity securities in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     The fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that it may wish to include in its portfolio. The fund will enter into future and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options do not exceed 5% of its assets.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Advisor Class and for the other class.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30- day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 2 1/2 -year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS

     One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about an American Century fund.

     If you have questions about a fund, see "Investment  Policies Of The Fund,"
page  7,  or  call  one  of  our   Institutional   Service   Representative   at
1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "WHEN SHARE PRICE IS DETERMINED," page 19.

     We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 16. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of the fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call. Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption request to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows: The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of the Investor Class of the fund offered by this Prospectus is published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset values of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

     At the close of each day, including  Saturdays,  Sundays and holidays,  net income of the fund is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 19. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the teams may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is also a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced and the Strategic Allocation Funds.

     Theresa Fennell, Portfolio Manager, joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Advisor Class of the fund, the manager receives an annual fee at the rate of 0.65% of the average net assets of the fund.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 18 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares. The Investor Class is primarily made available to retail investors. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                       STATEMENT OF ADDITIONAL INFORMATION

                             [american century logo]
                                    American
                                   Century(sm)

                                  MARCH 1, 1997
                       AMERICAN CENTURY MUTUAL FUNDS, INC.


                                  [FRONT COVER]



                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 30, 1997


                       AMERICAN CENTURY MUTUAL FUNDS, INC.


         This statement is not a prospectus but should be read in conjunction with those American Century prospectuses dated September 30, 1997. Please retain this document for future reference. To obtain a prospectus, call American Century toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200.



TABLE OF CONTENTS

Investment Objectives Of The Funds.............................................3
Fundamental Policies Of The Funds..............................................3
Additional Investment Restrictions.............................................7
Forward Currency Exchange Contracts............................................9
An Explanation Of Fixed Income Securities Ratings.............................11
Short Sales...................................................................13
Portfolio Turnover............................................................13
Interest Rate Futures Contracts And Related Options...........................14
Municipal Leases..............................................................19
Officers And Directors........................................................20
Management....................................................................23
Custodians....................................................................25
Independent Accountants.......................................................26
Capital Stock.................................................................26
Multiple Class Structure......................................................27
Brokerage.....................................................................30
Performance Advertising.......................................................31
Redemptions In Kind...........................................................35
Holidays......................................................................35
Financial Statements..........................................................35



INVESTMENT OBJECTIVES OF THE FUNDS

         The investment objective of each fund comprising American Century Mutual Funds, Inc. is described on page 2 of the applicable prospectus. One feature of the various series of shares (funds) merits further explanation. As described in the Growth Funds Prospectus, the chief investment difference among Growth, Ultra and Vista, and between Select and Heritage, is the size of the fund, which affects the nature of the investments in the fund's portfolio. A smaller fund tends to be more responsive to changes in the value of its portfolio securities. For example, if a $1,000,000 fund buys $5,000 of stock which then doubles in value, the value of the fund increases by only one-half of 1%. However, if a $100,000 fund buys $5,000 of such stock which then doubles in value, the value of the fund increases by 5%, or at a rate 10 times as great. By the same token, if the value of such stock declines by one-half, the small fund would decline in value by 2.5%, while the larger fund would decline in value by only one-half of 1% or at a rate only one-tenth as great. Thus, a small fund with the same objective as a large fund, and similarly managed, likely will have a greater potential for profit and for loss as well.

FUNDAMENTAL POLICIES OF THE FUNDS

         In achieving its objective, a fund must conform to certain fundamental policies that may not be changed without shareholder approval, as follows:

SELECT, HERITAGE, GROWTH, ULTRA, VISTA, GIFTRUST, NEW OPPORTUNITIES AND THE EQUITY INVESTMENTS OF BALANCED

         In general, within the restrictions outlined herein, American Century has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is our policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held subject to the investment restrictions described below. It is the manager's intention that each of these portfolios will generally consist of common stocks. However, the manager may invest the assets of each series in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective. Senior securities that, in the opinion of the manager, are high-grade issues may also be purchased for defensive purposes. [Note: The above statement of fundamental policy gives American Century authority to invest in securities other than common stocks and traditional debt and convertible issues. Though the funds have not made such investments in the past, the manager may invest in master limited partnerships (other than real estate partnerships) and royalty trusts which are traded on domestic stock exchanges when such investments are deemed appropriate for the attainment of the funds' investment objectives.]

BALANCED

         The manager will invest approximately 60% of the Balanced portfolio in common stocks and the balance in fixed income securities. Common stock investments are described above. At least 80% of the fixed income assets will be invested in securities that are rated at the time of purchase by a nationally recognized statistical rating organization to be within the three highest categories. The fund may invest in securities of the United States government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-backed, and other asset-backed securities. It can be expected that management will invest from time to time in bonds and preferred stock convertible into common stock.

CASH RESERVE

         The manager will invest the Cash Reserve portfolio in debt securities payable in United States currency. Such securities may be obligations issued or guaranteed by the United States government or its agencies and instrumentalities or obligations issued by corporations and others, including repurchase agreements, of such quality and with such maturities to permit Cash Reserve to be designated as a money market fund and to enable it to maintain a stable offering price per share.

         The fund operates pursuant to a rule under the Investment Company Act that permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purpose of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain United States dollar-denominated instruments which the board of directors has determined present minimal credit risks and which have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of an unrated security, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

SHORT-TERM GOVERNMENT FUND AND INTERMEDIATE-TERM GOVERNMENT FUND

         The manager will invest the portfolios of Short-Term Government Fund and Intermediate-Term Government Fund in direct obligations of the United States, such as Treasury bills, Treasury notes and U.S. government bonds, that are supported by the full faith and credit of the United States. The manager may also invest in agencies and instrumentalities of the United States government that are established under the authority of an act of Congress. The securities of some of such agencies and instrumentalities are supported by the full faith and credit of the United States Treasury; others are supported by the right of the issuer to borrow from the Treasury; still others are supported only by the credit of the instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks, and Resolution Funding Corporation. Purchase of such securities may be made outright or on a when-issued basis and may be made subject to repurchase agreements.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BENHAM BOND

         The manager will invest the portfolios of the corporate bond funds in high- and medium-grade debt securities payable in United States currency. The funds may invest in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the management, as follows: short-term notes within the two highest categories; corporate, sovereign government and municipal bonds within the four highest categories; securities of the United States government and its agencies and instrumentalities; and other types of securities rated at least P-2 by Moody's or A-2 by S&P. The funds may also purchase securities under repurchase agreements as described in the prospectus and purchase and sell interest rate futures contracts and related options. See "Interest Rate Futures Contracts and Related Options," page 9.

HIGH YIELD

         The manager will invest the portfolio of cash reserve in a diversified portfolio of high-yielding corporate bonds, debentures and notes. The fund seeks current income as a primary objective and capital appreciation as a secondary objective. The fund invests primarily in lower-rated bonds, which are subject to greater credit risk and consequently offer higher yield than investment grade bonds. The securities purchased by the fund include notes, corporate, sovereign government and municipal bonds in any rating category. The fund may also purchase convertible and preferred securities in any amount and purchase and sell interest rate futures contracts and related options. See "Interest Rate Futures Contracts and Related Options," page 9.

         As fixed-income securities, convertible securities in which the fund may invest are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

LIMITED-TERM TAX-EXEMPT, INTERMEDIATE-TERM TAX-EXEMPT AND LONG-TERM TAX-EXEMPT

         The manager will invest the tax-exempt portfolios in high- and medium-grade securities. At least 80% of each fund's net assets will be invested in securities whose income is not subject to federal income taxes, including the alternative minimum tax.

         The two principal classifications of tax-exempt securities are notes and bonds. Tax-exempt notes are of short maturity, generally less than three years, and are issued to provide for short-term capital needs. These include tax anticipation notes and revenue anticipation notes, among others, as well as tax-exempt commercial paper. Tax-exempt bonds, which meet long-term capital needs, generally have maturities longer than one year. The two categories of tax-exempt bonds, general obligation and revenue, may be held by the funds in any proportion. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a project or facility or from the proceeds of a specific revenue source, but not from the general taxing power. Industrial development revenue bonds are a type of revenue bond secured by payments from a private user, and generally do not enjoy a call upon the resources of the municipality that issued the bond on behalf of the user.

         The funds may invest in fixed-, floating- and variable-rate securities. Fixed-rate securities pay interest at the fixed rate until maturity. Floating- and variable-rate securities normally have a stated maturity in excess of one year, but may have a provision permitting the holder to demand payment of principal and interest upon not more than seven days' notice. Floating rates of interest are tied to a percentage of a designated base rate, such as rates on Treasury bills or the prime rate at a major bank, and change whenever the designated rate changes. Variable-rate securities provide for a periodic adjustment in the rate.

         For the purpose of determining the maturity of an individual security or the average weighted portfolio maturity of one of the funds, the manager shall consider the maturity to be the shorter of final maturity, the remaining expected average life of a sinking fund bond, the remaining time until a mandatory put date, the time until payment as the result of exercising a put or demand-for-payment option, or the remaining time until the pre-refunding payment date of a security whose redemption on a call date in advance of final maturity is assured through contractual agreement and with high-quality collateral in escrow.

         The funds may invest in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the management, as follows: short-term notes within the two highest categories, bonds within the four highest categories, and other types of securities rated at least P-2 by Moody's or A-2 by S&P. The funds may invest more than 25% of their assets in industrial development revenue bonds. Each of the funds may invest in interest rate futures contracts and related options. See "Interest Rate Futures Contracts and Related Options," page 9.

BENHAM BOND, LIMITED-TERM TAX-EXEMPT, INTERMEDIATE-TERM TAX-EXEMPT AND LONG-TERM TAX-EXEMPT

         Benham Bond, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt (the funds) may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts for the purpose of hedging against (i) declines or possible declines in the market value of debt securities or (ii) inability to participate in advances in the market values of debt securities at times when the funds are not fully invested in long-term debt securities; provided that, the funds may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a fund's existing futures positions and premiums paid for related options would exceed 5% of the fund's assets.

ADDITIONAL INVESTMENT RESTRICTIONS As a fundamental policy, each fund shall not:

1)       issue  senior  securities,  except as  permitted  under the  Investment
         Company Act.

2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3) lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

5) concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

6) act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7) (a) [all funds except Cash Reserve] purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

         (b) [Cash Reserve only] purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

8)       invest for purposes of exercising control over management.

9) [Select and Heritage only] Eighty percent (80%) of the total assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income.

         In addition, the funds are subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

As an operating policy, each fund:

a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund

b) shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

c) [Cash Reserve only] shall not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

d) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for Cash Reserve) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

e) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

f) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, brokers, dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal government participates in or supervises the corporation's management or its investment practices or policies.

         Neither the SEC nor any other agency of the federal or state government participates in or supervise the funds' management or their investment practices or policies.

FORWARD CURRENCY EXCHANGE CONTRACTS

         The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

         The funds expect to use forward contracts under two circumstances:

         (1) When the manager wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;

         (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its fund's portfolio securities either denominated in, or whose value is tied to, such foreign currency.

         As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

         Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

         The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

         Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

         As described in the Prospectus, the funds may invest in fixed income securities. Fixed income securities ratings provide the manager with a current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure.

         The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

         Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.

         Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded, during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca  --  Bonds  that  are  rated  Ca  represent   obligations  that  are
         speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT SALES

         The common stock funds and the Balanced Fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

         A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO TURNOVER

         The portfolio turnover rates of the funds are shown in the Financial Highlights table in the prospectuses.

         With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of the series, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that
(1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders as ordinary income. Subject to those considerations, the corporation will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that it is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, these funds have followed the practice of remaining essentially fully invested in equity securities.

         Since investment decisions are based on the anticipated contribution of the security in question to the corporation's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and the corporation's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

         Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates which will be attained in the future.

INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS

         Limited-Term Bond, Intermediate-Term Bond, Benham Bond, High Yield, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt (the funds) may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

         A fund will not purchase or sell futures contracts and options thereon for speculative purposes but rather only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that American Century Investment Management, Inc. (manager) anticipates that it may wish to include in the portfolio of a fund. A fund may sell a future or write a call or purchase a put on a future if the manager anticipates that a general market or market sector decline may adversely affect the market value of any or all of the fund's holdings. A fund may buy a future or purchase a call or sell a put on a future if the manager anticipates a significant market advance in the type of securities it intends to purchase for the fund's portfolio at a time when the fund is not invested in debt securities to the extent permitted by its investment policies. A fund may purchase a future or a call option thereon as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As securities are purchased, corresponding futures positions would be terminated by offsetting sales.

         The "sale" of a debt future means the acquisition by the fund of an obligation to deliver the related debt securities (i.e., those called for by the contract) at a specified price on a specified date. The "purchase" of a debt future means the acquisition by the fund of an obligation to acquire the related debt securities at a specified time on a specified date. The "sale" of a bond index future means the acquisition by the fund of an obligation to deliver an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the future and the price at which the future is originally struck. No physical delivery of the bonds making up the index is expected to be made. The "purchase" of a bond index future means the acquisition by the fund of an obligation to take delivery of such an amount of cash.

         Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as mark to the market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or a gain.

         When a fund writes an option on a futures contract it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If a fund has written a call, it becomes obligated to assume a "long" position in a futures contract, which means that it is required to take delivery of the underlying securities. If it has written a put, it is obligated to assume a "short" position in a futures contract, which means that it is required to deliver the underlying securities. When the fund purchases an option on a futures contract it acquires a right in return for the premium it pays to assume a position in a futures contract.

         If a fund writes an option on a futures contract it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a future are included in the initial margin deposit.

         For options sold, the fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

         A fund will deposit in a segregated account with its custodian bank high-quality debt obligations maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts it has purchased less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

         Changes in variation margin are recorded by a fund as unrealized gains or losses. Initial margin payments will be deposited in the fund's custodian bank in an account registered in the broker's name; access to the assets in that account may be made by the broker only under specified conditions. At any time prior to expiration of a futures contract or an option thereon, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract or option. A final determination of variation margin is made at that time; additional cash is required to be paid by or released to it and it realizes a loss or gain.

         Although futures contracts by their terms call for the actual delivery or acquisition of the underlying securities or cash, in most cases the contractual obligation is so fulfilled without having to make or take delivery. The funds do not intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearinghouse associated with the exchange on which the instruments are traded. Although the funds intend to buy and sell futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular future at any particular time. In such event, it may not be possible to close a futures contract position. Similar market liquidity risks occur with respect to options.

         The use of futures contracts and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position." The use of futures contracts and options thereon to attempt to protect against the market risk that a fund might not be fully invested at a time when the value of the securities in which it invests is increasing is referred to as having a "long futures position." The funds must operate within certain restrictions as to long and short positions in futures contracts and options thereon under a rule (CFTC Rule) adopted by the Commodity Futures Trading Commission under the Commodity Exchange Act to be eligible for the exclusion provided by the CFTC Rule from registration by the fund with the CFTC as a "commodity pool operator" (as defined under the CEA), and must represent to the CFTC that it will operate within such restrictions. Under these restrictions a fund will not, as to any positions, whether long, short or a combination thereof, enter into futures contracts and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the fund's assets after taking into account unrealized profits and losses on options the fund has entered into; in the case of an option that is "in-the-money" (as defined under the CEA), the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a futures contract is in-the-money if the value of the future exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the futures contract that is the subject of the put is exceeded by the strike price of the put.) Under the restrictions, a fund also must, as to short positions, use futures contracts and options thereon solely for bona fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. As to its long positions that are used as part of a fund's portfolio strategy and are incidental to the fund's activities in the underlying cash market, the "underlying commodity value" (see below) of the fund's futures contract and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated, high-quality, short-term money market instruments so set aside, plus any funds deposited as margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. [There are described above the segregated accounts that a fund must maintain with its custodian bank as to its options and futures contracts activities due to Securities and Exchange Commission requirements. The fund will, as to its long positions, be required to abide by the more restrictive of these SEC and CFTC requirements.] The underlying commodity value of a futures contract is computed by multiplying the size (dollar amount) of the futures contract by the daily settlement price of the futures contract. For an option on a futures contract, that value is the underlying commodity value of the future underlying the option.

         Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (i) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures or options positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; and (v) the bankruptcy or failure of a futures commission merchant holding margin deposits made by the funds and the funds' inability to obtain repayment of all or part of such deposits. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The manager will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

         The risk of imperfect correlation between movements in the price of a bond index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the bond index future may move more than or less than the price of the securities being hedged. If the price of the bond index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the security, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the bond index futures, a fund may buy or sell bond index futures in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is less than the historical volatility of the bond index. It is also possible that, where a fund has sold futures contracts to hedge its securities against a decline in the market, the market may advance and the value of securities held in the portfolio may decline. If this occurred, a fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a brief period or to a very small degree, over time the value of a portfolio of debt securities will tend to move in the same direction as the market indexes upon which the futures contracts are based.

         Where bond index futures are purchased to hedge against a possible increase in the price of bonds before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         The risks of investment in options on bond indexes may be greater than options on securities. Because exercises of bond index options are settled in cash, when a fund writes a call on a bond index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of its writing position by holding a portfolio of bonds similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as the underlying index and, as a result, bears a risk that the value of the securities held will vary from the value of the index. Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund, as the call writer, will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security because there, the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value of the exercise date; and by the time it learns that it has been assigned, the index may have declined with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund exercising the option must pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

MUNICIPAL LEASES

         The tax-exempt funds may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, management will consider: (i) the credit quality of the obligor,
(ii) whether the underlying property is essential to a governmental function, and (iii) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

         Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the funds' board of directors for purposes of complying with the funds' investment restrictions. In determining the liquidity of a lease obligation, the manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefore, and (7) such other factors as the manager may determine to be relevant to such determination.

OFFICERS AND DIRECTORS

         The principal officers and directors of the corporation, their principal business experience during the past five years, and their affiliations with the fund's investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. Unless otherwise noted, the business address of each director and officer is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

         JAMES E. STOWERS JR.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

         JAMES E. STOWERS III,* President, Chief Executive Officer and Director; President, Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

         THOMAS A. BROWN, Director; 2029 Wyandotte, Kansas City, Missouri; Chief Executive Officer, Associated Bearing Company, a corporation engaged in the sale of bearings and power transmission products.

         ROBERT  W.  DOERING,  M.D.,  Director;  6420  Prospect,   Kansas  City,
Missouri; general surgeon.

         D. D. (DEL) HOCK, Director; 1225 Seventeenth Street #900, Denver, Colorado; Chairman, President and Chief Executive Officer, Public Service Company of Colorado.

         LINSLEY L. LUNDGAARD, Vice Chairman of the Board and Director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly Vice President and National Sales Manager, Flour Milling Division, Cargill, Inc.

         DONALD H. PRATT, Director; P.O. Box 419917, Kansas City, Missouri; President, Butler Manufacturing Company.

         LLOYD T. SILVER JR., Director; 2300 West 70th Terrace, Mission Hills, Kansas; President, LSC, Inc., manufacturer's representative.

         M. JEANNINE STRANDJORD, Director; 908 West 121st Street, Kansas City, Missouri; Senior Vice President and Treasurer, Sprint Corporation.

         WILLIAM M. LYONS, Executive Vice President, Chief Operating Officer, Secretary and General Counsel; Executive Vice President, Chief Operating Officer and General Counsel, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

         ROBERT T. JACKSON, Executive Vice President and Principal Financial Officer; Executive Vice President and Treasurer, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation; formerly Executive Vice President, Kemper Corporation.

         MARYANNE   ROEPKE,   CPA,  Vice  President,   Treasurer  and  Principal
Accounting Officer; Vice President, American Century Services Corporation.

         PATRICK A. LOOBY, Vice President; Vice President, American Century Services Corporation.

         MERELE A.  MAY, Controller.

         C. JEAN WADE, CPA, Controller; formerly, accountant, Baird, Kurtz & Dobson.

         The Board of Directors has established four standing committees, the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

         Messrs. Stowers Jr., Stowers III, and Lundgaard constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.

         Messrs. Lundgaard (chairman), Doering and Hock and Ms. Strandjord constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to internal controls and the considerations given or the corrective action taken by management, and reviewing nonaudit services provided by the independent accountants.

         Messrs. Brown (chairman), Pratt and Silver constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

         The Nominating Committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of

Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (Chairman), Lundgaard and Stowers III.

         The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all Twentieth Century investment companies an annual director's fee of $44,000, and an additional fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those Directors who are not "interested persons" and serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each Director who is not an "interested person" as defined in the Investment Company Act.

                           Aggregate            Total Compensation from
                         Compensation            the American Century
Director             from the corporation 1       Family of Funds 2
--------------------------------------------------------------------------
Thomas A. Brown            40,880.74                 45,000
Robert W. Doering, M.D.    38,046.00                 41,500
Linsley L. Lundgaard       41,179.13                 45,000
Donald H. Pratt            39,388.80                 43,333
Lloyd T. Silver Jr.        39,388.80                 43,000
M. Jeannine Strandjord     39,388.80                 42,500
John M. Urie 3             41,179.13                 37,167
Del Hock 3                     0                      7,500
--------------------------------------------------------------------------

1 Includes compensation actually paid by the corporation during the fiscal year ended October 31, 1996.

2 Includes compensation paid by the fifteen investment company members of the American Century family of funds for the calendar year ended December 31, 1996.

3 Del Hock replaced Jack Urie as an independent director effective October 31, 1996.

         The corporation has adopted the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the Plan, the non-interested person Directors may defer receipt of all or any part of the fees to be paid to them for serving as Directors of the corporation.

         Under the Plan, all deferred fees are credited to an account established in the name of the participating Directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the participating Director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

         No deferred fees are payable until such time as a participating Director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a Director, all remaining deferred fee account balances are paid to the Director's beneficiary or, if none, to the Director's estate.

         The Plan is an unfunded plan and, accordingly, American Century has no obligation to segregate assets to secure or fund the deferred fees. The rights of Directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the corporation. The Plan may be terminated at any time by the administrative committee of the Plan. If terminated, all deferred fee account balances will be paid in a lump sum.

         No deferred fees were paid to any participating Directors under the Plan during the fiscal year ended October 31, 1995.

         Those Directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a Director. The salaries of such individuals, who are also officers of the funds, are paid by the manager.

MANAGEMENT

         A description of the responsibilities and method of compensation of the funds' investment manager, American Century Investment Management, Inc., appears in each prospectus under the caption, "Management."

         During the past three years, the management fees of the manager were:

FUND                                     Years Ended October 31,
- ------------------------------------------------------------------------
                                  1996            1995           1994
- ------------------------------------------------------------------------
SELECT
     Management fees       $  39,305,054  $   40,918,896   $   46,147,911
     Average net assets    3,935,124,830   4,100,172,070    4,616,441,587
HERITAGE
     Management fees          10,572,605       8,900,956        8,238,322
     Average net assets    1,065,351,654     899,947,177      822,480,118
GROWTH
     Management fees          47,632,557      45,713,727       43,916,916
     Average net assets    4,789,339,586   4,575,064,437    4,404,299,518
ULTRA
     Management fees         162,207,777     113,284,379       91,474,921
     Average net asset    16,286,747,712  11,330,063,925    9,149,558,371
VISTA
     Management fees          20,199,050      11,104,694        7,226,302
     Average net assets    2,041,214,251   1,123,979,069      732,311,586
GIFTRUST
     Management fees           7,161,935       3,840,425        1,875,098
     Average net assets      731,222,156     389,827,724      189,487,155

BALANCED
     Management fees       $  8,345,585     $  7,303,148     $  6,861,248
     Average net assets     844,937,283      743,379,550      687,079,027
CASH RESERVE
     Management fees          9,593,595        9,546,843       10,282,495

     Average net assets   1,375,448,677    1,367,481,447    1,294,838,404
SHORT-TERM GOVERNMENT FUND
     Management fees          2,570,178        2,708,850        3,611,805
     Average net assets     370,206,942      387,845,926      447,658,784
INTERMEDIATE-TERM
GOVERNMENT FUND
     Management fees            179,763          104,141           19,566
     Average net assets      24,215,896       14,092,947        3,821,083
LIMITED-TERM
TAX-EXEMPT
     Management fees            205,918(1)         0                 0
     Average net assets      53,836,145       59,645,970       57,545,359
INTERMEDIATE-TERM
TAX-EXEMPT
     Management fees            484,914          471,159          537,893
     Average net assets      81,296,908       78,781,379       89,751,385
LONG-TERM TAX-EXEMPT
     Management fees            352,945          317,622          361,732
     Average net assets      59,479,341       53,244,618       60,383,665
LIMITED-TERM BOND
     Management fees             52,116           40,530           17,509
     Average net assets       7,680,716        5,906,790        3,690,814
INTERMEDIATE-TERM BOND
     Management fees            108,870           59,552           17,532
     Average net assets      14,807,295        8,128,357        3,458,399
BENHAM BOND
     Management fees          1,148,428        1,038,120        1,233,251
     Average net assets     146,071,676      132,239,065      141,750,838

--------------------------------------------------------------------------
1 Net of fees waived by the manager.

         The Advisor Class of Ultra and Vista commenced operations on October 2, 1996. The management fees shown above include $7,146 paid on Advisor Class shares of Ultra and $3,127 paid on Advisor Class shares of Vista for the 29 day period ended October 31, 1996.

         The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution, or until the first meeting of shareholders following such execution, and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

         The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

         The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

         The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

         Certain investments may be appropriate for one or more funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients or series in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

         The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

         On January 31, 1997, the manager was acting as an investment advisor to 12 institutional accounts with an aggregate value of $498,426,343. While each of these clients has unique investment restrictions and guidelines, some have all elected to have their portfolios managed in a manner similar to the portfolio of either Growth or Select. Accordingly, anytime a security is being bought or sold for the Growth or Select funds, it may also be bought or sold for some or all of such institutional accounts. The manager anticipates acquiring additional such accounts in the future.

         American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services. The payments by the manager to American Century Services Corporation for the years ending October 31, 1996, 1995 and 1994 have been, respectively, $118,664,664, $100,504,910 and
$139,895,701.

         As stated in each prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

CUSTODIANS

         Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, and United

Missouri Bank of Kansas City, N.A., 10th and Grand, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

         Beginning with the 1997 fiscal year, Delloitte and Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, has been selected to serve as the fund's independent accountants, providing services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

CAPITAL STOCK

         The funds' capital stock is described in the prospectuses under the caption, "Further Information About American Century."

         American Century may in the future issue additional series or class of shares without a vote of shareholders. The assets belonging to each series or classes of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully-paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.

         In the event of complete liquidation or dissolution of American Century, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

         As of January 31, 1997, in excess of 5% of the outstanding shares of the following funds were owned of record by:

NAME OF                             SHAREHOLDER
FUND                                AND PERCENTAGE
- ------------------------------------------------------------------------
Growth                              Nationwide Life Insurance Company
                                    Columbus, Ohio -- 13.0%
Ultra                               Charles Schwab & Co.
                                    San Francisco, California -- 8.7%
Vista                               Charles Schwab & Co. -- 6.9%
Heritage                            Charles Schwab & Co. -- 6.2%
                                    Bankers Trust Company as trustee for Kraft
                                    General Foods -- 11.3%
Limited-Term
Tax-Exempt                          Twentieth Century Companies, Inc.-- 14.5%
Long-Term
Tax-Exempt                          Twentieth Century Companies, Inc. -- 6.7%
Limited-Term Bond                   Twentieth Century Companies, Inc. -- 38.3%
Intermediate-Term

Bond Twentieth Century Companies, Inc.-- 17.6% The Chase Manhattan Bank as Trustee for Gza Geo Environmental Inc. Restated 401(k) Profit Sharing Plan and Trust
                                    New York, New York -- 6.8%

                                    The Chase Manhattan Bank as trustee for
                                    Fujisawa USA Inc. Savings and Retirement
                                    Plan Trust New York, New York-- 5.2%
Short-Term
Government Fund                     Nationwide Life Insurance Company -- 10.2%
Intermediate-Term
Government Fund                     The Chase Manhattan Bank as Trustee for
                                    Robert Bosch Corporation Star Plan and
                                    Trust New York, New York -- 14.1%
New Opportunities                   Trustees of Twentieth Century Profit
                                    Sharing and 401(k) Savings Distribution
                                    Reinvested Plan and Trust -- 6.2%
------------------------------------------------------------------------------

MULTIPLE CLASS STRUCTURE

         The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of funds: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

         The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described below), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (also described below). Both plans have been adopted by the funds' board of directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act.

RULE 12B-1

         Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.

         In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds (as defined in the 1940
Act), hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

         All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

SHAREHOLDER SERVICES PLAN

         As described in the Prospectuses, the funds' Service Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily assets of the funds' Service Class shares.

         American Century Investment Services, Inc. (the "Distributor") enters into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees received under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption request from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services;
(e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(j) providing other similar administrative and sub-transfer agency services; and
(k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

         As described in the Prospectuses, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

         As with the Service Class, certain recordkeeping and aministrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

         To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

         Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the 1940 Act.

BROKERAGE

SELECT, HERITAGE, GROWTH, ULTRA, VISTA, GIFTRUST AND THE EQUITY INVESTMENTS OF BALANCED

         Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed under this caption when selecting brokers.

         The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

         In the years ended October 31, 1996, 1995 and 1994, the brokerage commissions of each fund were as follows:

                             Years Ended October 31,
- ------------------------------------------------------------------------
Fund                 1996               1995             1994
- ------------------------------------------------------------------------
SELECT            $8,157,658        $11,363,976      $14,844,437
HERITAGE           3,093,265          3,180,082        3,620,144
GROWTH            10,712,208         13,577,767       10,144,618
ULTRA             22,985,927         18,911,590       19,240,703
VISTA              2,246,175          1,750,665        1,895,400
GIFTRUST             886,460            571,349          588,145

BALANCED           1,038,530            875,207          979,903
- ------------------------------------------------------------------------

         In 1996, $49,120,223 of the total brokerage commissions was paid to brokers and dealers who provided information and services on transactions of $56,023,070,599 (92% of all transactions).

         The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

         The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

CASH RESERVE, SHORT-TERM GOVERNMENT FUND, INTERMEDIATE-TERM GOVERNMENT FUND, LIMITED-TERM BOND, INTERMEDIATE-TERM BOND, BENHAM BOND, LIMITED-TERM TAX-EXEMPT, INTERMEDIATE-TERM TAX-EXEMPT, LONG-TERM TAX-EXEMPT AND THE FIXED INCOME INVESTMENTS OF BALANCED

         Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The manager will seek to obtain prompt execution of orders at the most favorable prices or yields. The manager may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the manager. Such information or services will be in addition to and not in lieu of the services required to be performed by the manager, and the expenses of the manager will not necessarily be reduced as a result of the receipt of such supplemental information.

PERFORMANCE ADVERTISING

         Individual fund performance may be compared to various indices including the Standard & Poor's 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates.

EQUITY FUNDS

         The following table sets forth the average annual total return of the equity funds and Balanced for the one-, five- and 10-year periods (or period since inception) ended October 31, 1996, the last day of the funds' fiscal year. Average annual total return is calculated by determining each fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions.

                                                 From
Fund             1 year    5 year   10 year  Inception (1)
- ------------------------------------------------------------------------
SELECT            19.76%   9.67%    11.27%        --
HERITAGE          10.44%  13.27%      --        15.57%
GROWTH             8.18%   9.32%    13.56%        --
ULTRA             10.79%  15.62%    19.92%        --
VISTA              6.96%  14.61%    14.67%        --
GIFTRUST           9.72%  24.31%    21.71%        --
BALANCED          14.04%   8.50%      --        12.21%
- ------------------------------------------------------------------------
1 Data from inception shown for funds that are less than 10 years old.

         The funds may also advertise average annual total return over periods of time other than one, five and 10 years and cumulative total return over various time periods.

         The following table shows the cumulative total return of the equity funds and Balanced since their respective dates of inception. The table also shows annual compound rates for Growth and Select from June 30, 1971, which corresponds with the funds' implementation of its current investment philosophy and practices and for all other funds from their respective dates of inception (as noted previously) through October 31, 1996.

                 Cumulative Total        Average Annual
Fund          Return Since Inception      Compound Rate
- ------------------------------------------------------------------------
SELECT              4776.98%                16.58%
HERITAGE             266.32%                15.57%
GROWTH              6728.19%                18.14%
ULTRA               1051.37%                17.70%
VISTA                442.07%                13.96%
GIFTRUST            1109.27%                21.26%
BALANCED             152.24%                12.21%
- ------------------------------------------------------------------------

FIXED INCOME FUNDS AND BALANCED

         Cash Reserve. The yield of Cash Reserve is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then "annualized." That is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period throughout a full year and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

         Based upon these methods of computation, the yield and effective yield for Cash Reserve for the seven days ended October 31, 1996, the last seven days of the fund's fiscal year, was 4.74% and 4.85%, respectively.

         Other Fixed Income Funds and Balanced. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

         The following table sets forth yield quotations for the fixed income funds (other than Cash Reserve) and Balanced for the 30-day period ended October 31, 1996, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.

                                                    Intermediate-
  Short-Term     Intermediate-Term  Limited-Term        Term
Government Fund   GovernmentFund       Bond             Bond
- ------------------------------------------------------------------------
     5.36%            5.68%            5.55%           6.31%
- ------------------------------------------------------------------------
                               Intermediate-
 Benham       Limited-Term         Term       Long-Term      Balanced
  Bond         Tax-Exempt       Tax-Exempt   Tax-Exempt
- ------------------------------------------------------------------------
  6.30%          3.69%            4.34%        4.80%          2.29%
- ------------------------------------------------------------------------

         The following table sets forth tax-equivalent yields for the Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt and the Long-Term Tax-Exempt funds for the 30-day period ended October 31, 1996. The example assumes a 36% tax rate. The tax-equivalent yield is computed as follows:

tax-
equivalent =     tax-exempt yield   + non tax-exempt yield
yield           ------------------
                1-assumed tax rate

Tax-Exempt        Tax-Exempt        Tax-Exempt
Short-Term    Intermediate-Term     Long-Term
- ----------------------------------------------------
     5.77%        6.78%               7.50%
- ----------------------------------------------------

         The fixed income funds may also elect to advertise cumulative total return and average annual total return, computed as described above. The table below shows the cumulative total return and the average annual total return of the fixed income funds since their respective dates of inception (as noted below) through October 31, 1996.

                           Cumulative
                           Total Return     Average Annual    Date of
FUND                       Since Inception  Total Return      Inception

- ------------------------------------------------------------------------
SHORT-TERM
GOVERNMENT FUND            167.78%          7.36%             12/15/82
INTERMEDIATE-TERM
GOVERNMENT FUND             15.01%          5.38%               3/1/94
LIMITED-TERM BOND           14.77%          5.30%               3/1/94
INTERMEDIATE-TERM BOND      16.74%          5.97%               3/1/94
BENHAM BOND                104.68%          7.69%               3/2/87
LIMITED-TERM
TAX-EXEMPT                  16.40%          4.23%               3/1/93
INTERMEDIATE-TERM
TAX-EXEMPT                  74.65%          5.94%               3/2/87
LONG-TERM TAX-EXEMPT        94.55%          7.13%               3/2/87
- ------------------------------------------------------------------------

ADDITIONAL PERFORMANCE COMPARISONS

         Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(R) Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION

         From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

REDEMPTIONS IN KIND

         The funds' policy with regard to redemptions in excess of the lesser of one half of 1% of a fund's assets or $250,000 from its equity funds and Balanced is described in the applicable fund prospectus under the heading "Special Requirements for Large Redemptions."

         The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

         The funds do not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS

         The financial statements of the various series of shares of American Century (other than New Opportunities) for the fiscal year ended October 31, 1996, are included in the annual report to shareholders, which is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and phone number shown on the cover of this Statement of Additional Information.

         The unaudited financial statements of Twentieth Century New Opportunities for the period from December 26, 1996 (inception) to January 31, 1997 are included in this Statement of Additional Information. While the financial statements respecting such fund contained herein are unaudited, in the opinion of the manager, all adjustments necessary for a fair presentation of the financial position and the results of operation at January 31, 1997 and for the period from December 26, 1996 (inception) to January 31, 1997, have been made. The results of operations for the period indicated are not necessarily indicative of the results for an entire year.

STATEMENT OF ASSETS AND LIABILITIES

                                                                  NEW
JANUARY 31, 1997 (Unaudited)                                  OPPORTUNITIES
--------------------------------------------------------------------------------

ASSETS

Investment securities,
   at value (identified cost of $119,093,317)
   (Note 3) ................................................  $119,847,813
Cash .......................................................     5,029,586
Receivable for capital shares sold .........................       124,235
Dividends and interest receivable ..........................         2,340
                                                                 ---------
                                                               125,003,974
                                                                ----------

LIABILITIES

Payable for investments purchased ..........................    21,621,743
Accrued management fees (Note 2) ...........................        44,058
Other liabilities ..........................................           128
                                                                ----------
                                                                21,665,929
                                                                ----------
Net Assets Applicable to Outstanding Shares ................  $103,338,045
                                                              ============

CAPITAL SHARES, $.01 PAR VALUE

Authorized .................................................   100,000,000
                                                               ===========

Outstanding ................................................    20,840,529
                                                               ===========


Net Asset Value Per Share ..................................         $4.96
                                                               ===========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus) ....................  $103,044,301
Undistributed net investment income ........................        27,913
Accumulated undistributed net realized
   (loss) from investment transactions .....................      (488,665)
Net unrealized appreciation on investments (Note 3) ........       754,496
                                                                ----------
                                                              $103,338,045

See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

DECEMBER 26, 1996 (INCEPTION)                                      NEW
THROUGH JANUARY 31, 1997 (Unaudited)                          OPPORTUNITIES
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
     Interest ..............................................    $70,129
     Dividends .............................................      2,340
                                                             ----------
                                                                 72,469
                                                             ----------
Expenses:
     Management fees (Note 2) ..............................     44,428
     Directors' fees and expenses ..........................        128
                                                             ----------
                                                                 44,556
                                                             ----------
Net investment income ......................................     27,913
                                                             ----------



REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3)
     Net realized (loss) ...................................   (488,665)
     Change in net unrealized appreciation .................    754,496
                                                             ----------
Net realized and unrealized gain on investments ............    265,831
                                                             ----------
Net Increase in Net Assets Resulting from Operations .......   $293,744



See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS



DECEMBER 26, 1996 (INCEPTION)                                NEW
THROUGH JANUARY 31, 1997 (Unaudited)                    OPPORTUNITIES
--------------------------------------------------------------------------------

Increase in Net Assets

OPERATIONS

Net investment income .........................................   $      27,913
Net realized (loss) on investments ............................        (488,665)
Change in net unrealized appreciation on investments ..........         754,496
                                                                  -------------
Net increase in net assets resulting from operations                    293,744
                                                                  -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold
                                                                    103,105,758
Payments for shares redeemed ..................................         (61,457)
                                                                  -------------
Net increase in net assets
   from capital share transactions ............................     103,044,301
                                                                  -------------
Net increase in net assets ....................................     103,338,045

NET ASSETS

Beginning of period ...........................................            --
                                                                  -------------
End of period .................................................   $ 103,338,045
                                                                  =============

Undistributed net investment income ...........................   $      27,913
                                                                  =============

TRANSACTIONS IN SHARES OF THE FUND

Sold
                                                                     20,852,883
Redeemed ......................................................         (12,354)
                                                                  -------------
Net increase ..................................................   $  20,840,529



See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES

     ORGANIZATION -- American Century Mutual Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Twentieth Century New Opportunities (the Fund) is one of the seventeen series of funds issued by the Corporation. The Fund's investment objective is capital growth. The Fund seeks to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. The following significant accounting policies, related to the Fund, are in accordance with accounting policies generally accepted in the investment company industry.

     SECURITY VALUATIONS -- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean of the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price, depending on local convention or regulation. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     INVESTMENT INCOME -- Dividend income, less foreign taxes withheld (if any), is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

     REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, American Century Investment Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

     JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having management agreements with ACIM and Benham Management Corporation, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collaterized by U.S. Treasury or Agency obligations.

     INCOME TAX STATUS -- It is the policy of the Fund to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal income taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains are declared and paid annually.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differences in the recognition of income and expense items for financial statement and tax purposes.

     SUPPLEMENTARY INFORMATION -- Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the Corporation's investment manager, ACIM, the Corporation's distributor, American Century Investment Services, Inc., and the Corporation's transfer agent, American Century Services Corporation.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH RELATED PARTIES

     The Corporation has entered into a Management Agreement with ACIM that provides the Fund with investment advisory and management services in exchange for a single, unified fee. The Agreement provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly based on the Fund's average daily closing net assets during the previous month. The annual management fee for the Fund is 1.5%.

3. INVESTMENT TRANSACTIONS

     The aggregate cost of investment securities purchased (excluding short-term investments) for the period December 26, 1996 (inception) through January 31, 1997, totaled $90,556,978 for common stocks. Proceeds from investment securities sold (excluding short-term investments) totaled $2,065,528 for common stocks. As of January 31, 1997, accumulated net unrealized appreciation on investments was $754,496, consisting of unrealized appreciation of $2,651,084 and unrealized depreciation of $1,896,588. The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

4. AFFILIATED COMPANY TRANSACTIONS

     A summary of transactions for each issuer who is or was an affiliate at or during the period December 26, 1996 (inception) through January 31, 1997, follows:



                                                JANUARY 31, 1997
                                        --------------------------------
ISSUER                     PURCHASE         SHARE             MARKET
                           COST             BALANCE           VALUE
- ------------------------------------------------------------------------
Brightpoint, Inc.        $ 2,238,278        80,300         $  2,263,456
NBTY Inc.                  1,687,018        82,400            1,761,300
Pomeroy Computer
Resources, Inc.            1,761,427        53,900            1,677,638
Rational Software Corp.    3,269,444       113,200            2,851,225
Teledata Communication
Ltd.                       1,715,977        64,500            1,685,063
- ------------------------------------------------------------------------
                         $10,672,144                        $10,238,682
- ------------------------------------------------------------------------

     P.O. Box 419200
     Kansas City, Missouri
     64141-6200

     Person-to-person assistance:
     1-800-345-2021 or 816-531-5575

     Automated Information Line:
     1-800-345-8765

     Telecommunications Device for the Deaf:
     1-800-634-4113 or 816-753-1865

     Fax: 816-340-7962

     Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

     9702           [recycled logo]
     SH-BKT-7971       Recycled

PART C.  OTHER INFORMATION.

ITEM 24.  Financial Statements and Exhibits.

(a)  Financial Statements

  (i)      Financial Statements filed in Part A of the Registration Statement:

           1.  None.

  (ii)     Financial Statements filed in Part B of the Registration Statement:

           1.  None.

(b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

           1. (a) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (b) Articles of Amendment of Twentieth Century Investors, Inc.,
                  dated November 20, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (c) Articles of Merger of Twentieth Century Investors, Inc., a
                  Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (d) Articles of Amendment of Twentieth Century Investors, Inc.,
                  dated August 11, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (e) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated September 3, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (f) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated April 28, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (g) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated November 17, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (h) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated January 30, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

              (i) Articles  Supplementary of Twentieth Century Investors,  Inc.,
                  dated March 11, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996.).

              (j) Articles of Amendment of Twentieth  Century  Investors,  Inc.,
                  dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997.).

              (k) Articles Supplementary of American Century Mutual Funds, Inc.,
                  dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

              (l) Articles Supplementary of American Century Mutual Funds, Inc.,
                  dated  July  __,   1997  (to  be  filed  with   post-effective
                  amendment).

           2. By-laws of Twentieth Century Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996, File No. 2-14213).

           3. Voting Trust Agreements - None.

           4. Specimen copy of stock certificate - all series (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997.).

           5. (a) Management Agreement between Twentieth Century Investors, Inc. and Investors Research Corporation dated August 1, 1994 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

              (b) Addendum to Management  Agreement  between  Twentieth Century
                  Investors,  Inc.  and Investors  Research  Corporation  dated
                  August 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14,
                  1996).

              (c) Management  Agreement-Advisor Class between Twentieth Century
                  Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14,
                  1996).

              (d) Management Agreement-Service Class between Twentieth Century
                  Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14,
                  1996).

              (e) Management  Agreement-Institutional  Class between Twentieth
                  Century Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14,
                  1996).

              (f) Management Agreement between American Century Mutual Funds,
                  Inc. and American Century Investment Management, Inc. dated August 1, 1997 (to be filed with post-effective amendment.)

           6. (a) Distribution Agreement between TCI Portfolios, Inc.,
                  Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Securities, Inc. dated September 3, 1996 (filed as Exhibit 6.1 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of American Century Variable Portfolios, Inc., Commission File No. 811-5188).

              (b) Amendment No. 1 to Distribution Agreement between American
                  Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc., American Century World Mutual Funds, Inc. and American Century Investment Services, Inc. dated June 13, 1997 (filed as Exhibit 6.2 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of American Century Variable Portfolios, Inc., Commission File No. 811-5188).

           7. Bonus and Profit Sharing Plan, Etc. - None.

           8. (a) Custodian Agreement dated September 21, 1994 for ACH transactions, between Twentieth Century Investors, Inc. and United Missouri Bank of Kansas City, N.A. (filed herewith as EX-99.B8a).

              (b) Custody Agreement dated September 12, 1995, between UMB Bank,
                  N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and Twentieth Century Capital Portfolios, Inc. (filed electronically as an Exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., Commission File No. 33-79482).

              (c) Amendment No. 1 to Custody Agreement dated January 25, 1996, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Asset Allocations, Inc.(filed electronically as an Exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., Commission File No. 33-79482).

              (d) Amendment No. 2 to Custody Agreement dated June 4, 1997, between UMB Bank, N.A., American Century Investment Management, Inc., American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. (filed herewith as EX-99.B8d)

              (e) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996. (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, Commission File No. 2-99222).

              (f) Master Agreement between Commerce Bank, N.A. and Twentieth
                  Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

           9. Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

          10.  Opinion and Consent of Counsel (filed herewith as EX-99.B10).

          11.  Consent of Auditors - None.

          12.  Annual Report - None.

          13.  Agreements for Initial Capital, Etc. -  None.

          14. Model Retirement Plans (filed on May 6, 1991, as Exhibits 14(a)-(d) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., Commission File No. 33-39242).

          15. (a) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form
                  N-1A on June 14, 1996).

              (b) Amendment No. 1 to Master Distribution and Shareholder
                  Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed herewith as EX-99.B15b).

              (c) Shareholder Services Plan of Twentieth Century Capital
                  Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).


          16. Schedules For Computation of Advertising Performance Quotations
              - None.

          17. Power of Attorney (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

          18. (a) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment to No. 75 on Form N-1A on June 14, 1996).

              (b) Amendment No. 1 to Multiple Class Plan of American Century
                  Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed herewith as EX-99.B18b).

          27. Financial Data Schedule For Benham High Yield Fund (EX-27.5.18).

ITEM 25. Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26. Number of Holders of Securities - The High Yield Fund has no holders of securities.

ITEM 27. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28. Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

ITEM 29. Principal Underwriters - None.

ITEM 30. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31. Management Services - None.

ITEM 32. Undertakings
     a.  Not Applicable.
     b. The Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.
     c. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.
     d. The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Twentieth Century Investors, Inc., the
Registrant, has duly caused this Post-Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 17th day of July, 1997.

                                        American Century Mutual Funds, Inc.
                                        (Registrant)

                                        By: /s/James E. Stowers III
                                            James E. Stowers III, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 77 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date

*James E. Stowers, Jr.        Chairman, Director and          July 17, 1997
James E. Stowers, Jr.         Principal Executive Officer

*James E. Stowers III         President and Director          July 17, 1997
James E. Stowers III

*Robert T. Jackson            Executive Vice President        July 17, 1997
Robert T. Jackson             and Principal Financial Officer

*Maryanne Roepke              Vice President, Treasurer and   July 17, 1997
Maryanne Roepke               Principal Accounting Officer

*Thomas A. Brown              Director                        July 17, 1997
Thomas A. Brown

*Robert W. Doering, M.D.      Director                        July 17, 1997
Robert W. Doering, M.D.

*Linsley L. Lundgaard         Director                        July 17, 1997
Linsley L. Lundgaard

*Donald H. Pratt              Director                        July 17, 1997
Donald H. Pratt

*Lloyd T. Silver, Jr.         Director                        July 17, 1997
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord       Director                        July 17, 1997
M. Jeannine Strandjord

*D. D. (Del) Hock             Director                        July 17, 1997
D. D. (Del) Hock

*By /s/James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact